Subsequent Event - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 22, 2013 Subsequent Event	Nov. 21, 2013 Bank of Houston	Nov. 30, 2013 Collin Bank	Sep. 30, 2013 Collin Bank	Nov. 30, 2013 Collin Bank Non-Credit Impaired Loans	Jan. 31, 2014 Live Oak State Bank	Sep. 30, 2013 Live Oak State Bank	Dec. 31, 2012 Live Oak State Bank	Jan. 01, 2014 Live Oak State Bank
Subsequent Event [Line Items]
Business combination, consideration transferred									$ 170,000,000
Business combination, ownership acquired										100.00%			100.00%
Business combination, share issued										247,731			235,594
Business combination, cash paid		0	37,000,000	46,600,000	0	101,000				18,412,000			10,000,000
Goodwill acquired		28,742,000		28,742,000	11,222,000	11,222,000	11,222,000			5,962,000			7,616,000			7,616,000
Acquisition related expenses		602,000	811,000	1,401,000	0	668,000				447,000	226,000		219,000	138,000
Acquired loans, fair value												61,157,000
Pro forma net income														16,649,000	19,103,000
Pro forma revenue														80,304,000	94,740,000
Stock split ratio (percent)	3.2							3.2
Common stock, par value (usd per share)	$ 0.01			$ 1.00				$ 0.01
Deferred transaction cost				$ 603,000